Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000
Previously Paid Amount	0.00
Total Fee Amount	48,335.00
Total Offset Amount	0.00
Net Fee	48,335.00
Narrative - Max Aggregate Offering Price	$ 350,000,000
Final Prospectus	true